Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Income Tax Expense
The following table sets forth the income tax expense of the Group for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Current income tax	13,105,863	4,494,818	1,362,342
Deferred income tax	(6,414,745)	(256,586)	(751,716)

	6,691,118	4,238,232	610,626

Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses
The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expenses presented in the consolidated financial statements to the income tax expenses:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Profit before income tax expenses	23,400,178	13,013,271	1,645,112
Income tax calculated at the PRC statutory tax rate of 25%	5,850,045	3,253,318	411,278
Tax effect of:
Differential income tax rates applicable to subsidiaries (a)(b)(c)	263,707	534,154	254,445
Expenses and losses not deductible for tax purposes (g)	245,097	265,674	131,186
Reversal of deferred tax assets recognized in prior years	381,456	62,925	87,926
Deductible temporary differences and tax losses for which no deferred tax asset was recognized (f)	210,748	233,457	45,696
Research and development tax credit	(39,038)	(40,121)	(39,317)
Utilisation of previously unrecognized deferred tax assets	(24,649)	(100,351)	(49,240)
Effect of tax rate changes on deferred income taxes	(42,929)	(9,565)	(131,151)
Others	(153,319)	38,741	(100,197)

Income tax expense	6,691,118	4,238,232	610,626